CONSOLIDATED STATEMENTS OF CHANGES IN CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Pegasus Digital Mobility Acquisition Corp - USD ($)	Class A ordinary shares subject to possible redemption Ordinary shares	Class A ordinary shares subject to possible redemption Additional Paid-in Capital	Class A ordinary shares subject to possible redemption Accumulated Deficit	Class A ordinary shares subject to possible redemption	Class B ordinary shares Ordinary shares	Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 227,262,051				$ 563		$ 0	$ (17,357,184)	$ (17,356,621)
Balance at the beginning (in shares) at Dec. 31, 2021	22,500,000				5,625,000
CHANGES IN CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Accretion of Class A ordinary shares to redemption amount	$ 3,333,240		$ (3,333,240)	$ (3,333,240)				(3,333,240)	(3,333,240)
Net income (loss)	0			10,137,502	$ 0	$ 1,701,066	0	11,838,568	11,838,568
Balance at the end at Dec. 31, 2022	$ 230,595,291				$ 563			(8,851,856)	(8,851,293)
Balance at the end (in shares) at Dec. 31, 2022	22,500,000				5,625,000
CHANGES IN CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Redemption of Class A ordinary shares	$ (189,478,821)
Equity award grant of Private Placement Warrants							390,678		390,678
Forfeiture of deferred underwriting commissions								5,433,750	5,433,750
Accretion of Class A ordinary shares to redemption amount	8,965,306	$ (390,678)	$ (8,574,628)	(8,965,306)			$ (390,678)	(8,574,628)	(8,965,306)
Net income (loss)				$ 1,336,470		$ (3,943,382)		(2,606,912)	(2,606,912)
Balance at the end at Dec. 31, 2023	$ 50,081,776				$ 563			$ (14,599,646)	$ (14,599,083)
Balance at the end (in shares) at Dec. 31, 2023	4,500,017				5,625,000
CHANGES IN CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Redemption of Class A ordinary shares (in shares)	(17,999,983)